                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL STATEMENTS


                               DECEMBER 31, 1995

[LOGO] KPMG Peat Marwick LLP

Two Nationwide Plaza    Telephone 614 249 2300    Telefax 614 249 2348
Columbus, OH 43215




                          INDEPENDENT AUDITORS' REPORT



The Shareholders and Board of Trustees of
  Nationwide Separate Account Trust:


     We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide Separate Account Trust (comprised of the Small Company Fund, Capital Appreciation Fund, Total Return Fund, Government Bond Fund, and Money Market Fund), as of December 31, 1995, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of Nationwide Separate Account Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1995 by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising Nationwide Separate Account Trust as of December 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.


                                                           KPMG Peat Marwick LLP


Columbus, Ohio
February 23, 1996

[LOGO]
Member Firm of
Klynweld Peat Marwick Goerder

                               SMALL COMPANY FUND
                  Statement of Investments - December 31, 1995

         -----------------------------------------------------------        --------------------------------------------------
                                                           VALUE                                                       VALUE
         SHARES        SECURITY                           (NOTE 1)          SHARES           SECURITY                 (NOTE 1)
         -----------------------------------------------------------        --------------------------------------------------
                   COMMON STOCK (83.3%)                                      4,000    Corestaff Inc.*                $146,000
                 AGRICULTURAL PRODUCTS (0.3%)                                3,000    Danka Business Systems          111,000
           1,333    Delta & Pine Ld Co.                      $49,000         1,500    Data Broadcasting                18,563
                                                             -------         1,000    Fritz Companies Inc.*            41,500
                                                                             1,000    Fujitsu Business
                 AIRLINE (0.2%)                                                         Systems (Japanese Yen)         26,369
           1,200    Midwest Express Holding                   33,300         1,800    On Assignment Inc. *             58,950
                                                            --------         1,500    QuickResponse
                                                                                        Services Inc.*                 27,563
                 AUTO & AUTO PARTS (1.0%)                                   21,740    Shanks & McEwan Grp              29,707
           1,200    Donaldson Inc.                            30,150                   (British Pounds)
           1,000    Exide Corp.                               45,875         1,150    Solectron Corp.*                 50,744
           5,000    Meiwa Industry Co. (Japanese Yen)         26,417         1,950    Viking Office Prods Inc.         90,675
           1,500    Motorcar Parts & Accessories*             19,688                                                ---------
           1,500    Reynolds & Reynolds Co., Class A          58,313                                                  710,346
                                                             --------                                               ---------
                                                             180,443               COMMUNICATIONS & MEDIA (4.4%)
                                                             -------         2,100    Allen Group Inc.                 46,988
                 BANK/SAVINGS & LOAN (1.7%)                                  1,500    Aspect Telecomm                  50,250
           1,200    Banco Latino Amer.                                         420    Bantex (Danish Krone)*           30,315
                       Exportaciones SA CLE                   55,800         2,000    Central European Media
           1,700    Charter One Financial Inc.                52,063                    Enterprises LTD*               41,000
           1,100    Cullen Frost Bankers Inc.                 55,000         2,250    Harte-Hanks                      44,438
             500    Fifth Third Bancorp.                      36,625         4,200    K-III Communications Inc.*       50,925
             700    First Commerce Corp                       22,400         7,000    Metromedia
           1,000    TCF Financial Corp.                       33,125                    International Group*           98,000
           1,400    Webster Financial Corp.                   41,300         2,000    Nitto Electric Works             28,696
                                                            --------                    (Japanese Yen)
                                                             296,313         2,200    Paging Network Inc.*             53,625
                                                             -------         1,500    Picturetel Corporation*          64,688
                 BROKERS-DEALERS (0.3%)                                      5,000    Spelling Entertainment           62,500
           1,800    Donaldson Lufkin & Jenrette*              56,250         3,000    Tonichi Cable Ltd                26,379
                                                            --------                    (Japanese Yen)
                                                                             6,000    Westell Technologies*           150,750
                 BUILDING MATERIALS (0.6%)                                                                            -------
           7,780    Bellway Plc ORD (British Pounds)          31,652                                                  748,554
          14,170    Keller Group ORD (British Pounds)         31,684                                                  -------
                                                                                   COMPUTER EQUIPMENT (5.2%)
           2,000    Komatsu Wall Industry Co.                 42,656         2,000    Arbor Software Corp.*            94,500
                      (Japanese Yen)                        --------         3,000    Casino Data System*              75,000
                                                             105,992         2,600    Cognex Corp.*                    90,350
                                                             -------         1,500    Continuum Inc.*                  59,250
                                                                             1,500    D H Technology Inc.*             36,750
                 CHEMICALS & FERTILIZER (1.4%)                               3,400    Davidson & Associates Inc.*      74,800
          27,170    Amberley Group (British Pounds)           28,267         1,100    FileNet Corp.*                   51,700
           3,000    Kaigen (Japanese Yen)                     28,444         2,500    Manugistics Group Inc.*          36,875
           3,000    Lawter Intl Inc.                          34,875         5,000    Network Appliance Inc.*         200,625
           2,500    Lilly Industries Inc                      31,875         3,000    Platinum Technology*             55,125
           4,300    McWhorter Technologies Inc.*              63,425
           3,000    Osaka Organic Chemical                    34,900
                      (Japanese Yen)
           2,000    Teikoku Hormone (Japanese Yen)            29,083
                                                            --------
                                                             250,869
                                                             -------
                 COMMERCIAL SERVICES (4.1%)
           1,200    Accustaff Inc.*                           52,800
             900    Catalina Marketing Corp.*                 56,475


                                                                     (Continued)

                               SMALL COMPANY FUND
           Statement of Investments - December 31, 1995, Continued

         -----------------------------------------------------------        --------------------------------------------------
                                                           VALUE                                                       VALUE
         SHARES        SECURITY                           (NOTE 1)          SHARES           SECURITY                 (NOTE 1)
         -----------------------------------------------------------        --------------------------------------------------
                 COMPUTER EQUIPMENT (CONTINUED)                              5,150    Chemring Grp Plc ORD            $30,628
           1,000    Shared Medical Systems Corp.             $54,375                    (British Pounds)
           1,500    Synopsys Inc.*                            57,000         4,000    Dallas Semiconductor Corp.       83,000
                                                            --------           400    Eriks Holdings                   31,193
                                                             886,350                    (Netherlands Guilders)
                                                             -------           900    Glenayre Technologies Inc.*      56,025
                 COMPUTER SERVICE (0.7%)                                     2,000    Jastec (Japanese Yen)            30,053
           3,400    DST Systems Inc.*                         96,900         7,000    Lernout & Hauspie
             500    Uunet Technologies*                       31,500                    Speech Products*              196,000
                                                            --------         7,890    MMT Comptng PLC
                                                             128,400                    ORD (British Pounds)           29,771
                                                             -------         1,400    Maxim Integrated
                 COMPUTER SOFTWARE (4.0%)                                               Products Inc.*                 53,900
           1,200    Ascend Commun. Inc.*                      97,350        45,520    Neotronics Technology
           1,200    CBT Group PLC ADR*                        63,600                    ORD (British Pounds)           33,928
           2,000    Clarify Inc.*                             60,000         3,600    Oak Industries Inc.*             67,500
           1,500    HNC Software Inc.*                        71,625         5,200    Pioneer Standard
           1,500    Hyperion Software Corp.*                  31,875                    Electronics Inc.               68,900
           3,600    Madge Networks N V*                      161,100         2,000    Ross Technology*                 19,500
             200    Mcafee Associates*                         8,775         1,000    Ryoyo Electric                   22,879
           2,250    System Software Associates Inc.           48,938                    (Japanese Yen)
           2,200    Transaction System Architects 'A'*        74,250        14,600    Sanderson Electronic
           2,500    Visio Corp.*                              70,625                    PLC (British Pounds)           31,739
                                                            --------         2,000    Seiwa Electric Manufacturing
                                                             688,138                    Co. (Japanese Yen)             25,400
                                                            --------           910    Twentsche Kabel Holdings         31,338
                 CONGLOMERATES (0.4%)                                                   (Netherlands Guilders)
             350    Crown Van Gelder                                         1,200    Uniphase Corporation*            42,900
                      (Netherlands Guilders)                  28,059         1,100    Watkins Johnson Co.              48,125
           1,000    Fujix Ltd (Japanese Yen)                   9,355                                                 --------
           3,000    Morito Co. (Japanese Yen)                 31,701                                                  983,233
                                                            --------                                                 --------
                                                              69,115
                                                            --------               ENGINEERING & CONSTRUCTION (0.3%)
                 CONSUMER GOODS & SERVICES (2.3%)                            2,000    Jacobs Engineering
           5,500    Cairn Energy USA Inc.*                    77,000                    Group Inc.*                    50,000
           1,000    Chofu Seisakusho (Japanese Yen)           26,854                                                 --------
           1,900    Devry Inc.*                               51,300
           7,000    Mentor Corp.                             161,000               ENVIRONMENTAL SERVICES (0.3%)
           1,000    Sangetsu Co. (Japanese Yen)               25,206         1,500    Sanifill Inc.*                   50,063
           1,500    Stewart Enterprises Inc., Class A         55,500                                                 --------
                                                            --------
                                                             396,860               FINANCIAL SERVICES (3.1%)
                                                            --------         5,000    Duff & Phelps Credit             71,875
                 CONTAINERS (0.5%)                                           3,500    Enhance Financial
           2,000    Alltrista Corp.*                          36,000                    Services Group                 93,188
           1,800    Libbey Inc.                               40,500         1,000    Gartner Group Inc.*              47,875
                                                            --------         3,500    Investors Financial Services     72,625
                                                              76,500        15,000    Reliance Group
                                                            --------                    Holdings Inc.                 129,375
                 ELECTRICAL EQUIPMENT (0.8%)
           4,600    Continental Circuits Corp.*               74,750
           2,550    Holophane Corp.*                          55,463
                                                            --------
                                                             130,213
                                                             -------
                 ELECTRONICS (5.7%)
             270    Batenburg Beheer (Netherlands             32,004
                       (Netherlands Guilders)
           1,900    Burr-Brown Corp.*                         48,450

                                                                     (Continued)

                               SMALL COMPANY FUND
           Statement of Investments - December 31, 1995, Continued

         -----------------------------------------------------------        --------------------------------------------------
                                                           VALUE                                                       VALUE
         SHARES        SECURITY                           (NOTE 1)          SHARES           SECURITY                 (NOTE 1)
         -----------------------------------------------------------        --------------------------------------------------
                 FINANCIAL SERVICES (CONTINUED)                              3,000    Nissei Industries               $31,992
             900    T. Rowe Price Associates Inc.            $44,325                    (Japanese Yen)
           1,300    United Companies Financial Corp.          34,288         1,400    Oakwood Homes Corp.              53,725
             800    Vesta Insurance Group Inc.                43,600         3,000    Tanabe Industries                29,374
                                                            --------                    (Japanese Yen)
                                                             537,151         1,600    Texas Industries Inc.            84,800
                                                            --------                                              -----------
                 FOOD & BEVERAGE (1.3%)                                                                               255,835
           3,000    B-R 31 Ice Cream (Japanese Yen)           31,410                                              -----------
           1,000    Bush Boake Allen Inc.*                    27,375               INDUSTRIAL MISC. (2.7%)
           3,500    Canandaigua Wine Inc.*                   114,188         2,600    Adac Labs                        31,525
           2,000    Hokkaido Coca-Cola Bottling               24,236         4,400    BMC Industries Inc.             102,300
                      (Japanese Yen)                                         2,400    Brady WH Co.                     64,800
           6,000    Soken Co. Ltd (Japanese Yen)              30,189         1,300    Harmon Industries Inc.           20,475
                                                            --------         3,000    Material Sciences*               44,625
                                                             227,398         1,000    Pentair Inc.                     49,750
                                                             -------         1,900    SCI Systems Inc.*                58,900
                 HEALTHCARE (7.4%)                                           3,900    Varlen Corp.                     83,850
           2,200    Alpharma Inc. Class A                     57,475                                              -----------
           1,000    American Oncology                                                                                 456,225
                      Resources Inc.*                         48,625                                              -----------
           5,000    Ballard Medical Products                  89,375               LEISURE SERVICE (1.6%)
             500    Biochem Pharama Inc.*                     20,063         6,000    Bally Entertainment Corp.*       84,000
           3,000    Biofermin Pharmaceuticals                                  500    HFS Inc.*                        40,875
                      (Japanese Yen)                          33,737        80,650    Kunick (British Pounds)          29,743
           1,200    Biovail Corp. International*              92,700         3,000    Regal Cinemas Inc.*              89,250
           2,000    Corvita Corporation*                      20,750         3,000    Shingakukai Co. Ltd              25,826
             510    Ecco Travail Temporaire                                             (Japanese Yen)             ----------
                      (French Francs)                         29,670                                                  269,694
           2,000    EmCare Holdings*                          48,000                                               ----------
             800    Genzyme Corp.*                            49,900               LODGING (1.7%)
           3,000    Gilead Sciences Inc.*                     96,000         2,400    Doubletree Corp.*                63,000
           1,200    Healthsouth Corp.*                        34,950         2,000    Marcus Corp.                     54,750
           2,000    INCYTE Pharmaceuticals Inc.*              50,000         6,200    Prime Hospitality Corp.*         62,000
           3,200    Kinetic Concepts Inc.                     38,400         2,400    Renaissance Hotel Group *        61,200
           6,100    Molecular Devices Corporation*            64,050         2,000    Studio Plus Hotels *             51,500
           5,300    Neuromedical Systems*                    106,475                                               ----------
           3,000    Norland Medical Systems Inc.*             69,750                                                  292,450
           1,500    Ostex International Inc.*                 28,875                                               ----------
           2,500    Parexel International Corp.*              83,125
             500    Phycor Inc.*                              25,281               MACHINERY & CAPITAL GOODS (4.8%)
           1,000    Physician Sales & Service Inc.*           28,500         3,000    Alamo Group Inc.                 54,000
           1,000    Physio Control Holding Corp.*             17,875        11,510    Ashtead Group ORD                30,384
           4,000    Quest Medical Inc.*                       41,500                    (British Pounds)
           3,000    Total Renal Care*                         88,500         6,090    Carclo Engineering Group
                                                         -----------                     ORD (British Pounds)          29,504
                                                           1,263,576         3,000    Danto Corp. (Japanese Yen)       37,227
                                                          ----------         3,000    Denkyosha Co.                    27,484
                 HOUSING (1.5%)                                                         (Japanese Yen)
           2,000    Alinco (Japanese Yen)                     22,685           400    Dionex Corp.*                    22,700
             200    Dyckerhoff & Widmann (German                               410    Fives-Lille (Compagnie DE)       30,853
                      (German Marks)                          33,259                    (French Francs)

                                                                     (Continued)

                               SMALL COMPANY FUND
            Statement of Investments - December 31, 1995, Continue

         -----------------------------------------------------------        --------------------------------------------------
                                                           VALUE                                                       VALUE
         SHARES        SECURITY                           (NOTE 1)          SHARES           SECURITY                 (NOTE 1)
         -----------------------------------------------------------        --------------------------------------------------
                 MACHINERY & CAPITAL GOODS (CONTINUED)                       6,600    Smith International            $155,100
           2,500    Graco Inc.                               $76,250         3,300    Tejas Power Corp.*               30,113
           1,000    IDEX Corp.                                40,750         3,700    Texas Meridian Resources         50,413
           1,400    Kaydon Corp.                              42,525                                               ----------
           3,000    Koito Industries (Japanese Yen)           36,063                                                  674,376
           2,500    Lincoln Electric Co., Class A             60,000                                                ---------
           2,000    Nihon Decoluxe (Japanese Yen)             28,696               PRODUCER DURABLES (1.2%)
           3,000    Nikko Co. (Japanese Yen)                  28,938         5,000    Huntco Inc.                      76,875
             400    Reesink (Netherlands Guilders)            30,944         5,000    Rohr Inc.*                       71,875
           1,000    Ricoh Elemex (Japanese Yen)               14,445         5,000    Vista 2000 Inc.*                 49,375
           4,000    Uehara Sei Shoji (Japanese Yen)           31,837                                               ----------
             800    Watts Industries Inc.                     18,600                                                  198,125
           4,700    Wolverine Tube Co.*                      176,250                                                ---------
                                                           ---------
                                                             817,450               PUBLISHING (1.7%)
                                                           ---------           700    Central Newspapers Inc.          21,963
                                                                             1,000    Houghton Mifflin Co.             43,000
                 MANUFACTURING-SHOES & APPAREL (1.3%)                        1,500    McClatchy Newspaper,
           5,200    Donnkenny Inc.*                           94,250                    Class A                        34,313
           2,400    Gucci Group*                              93,300         1,900    Pulitzer Publishg Co.            90,725
             800    Nautica Enterprises*                      35,000           800    Scholastic Corp.*                62,200
                                                          ----------         1,000    Waverly Inc.                     45,750
                                                             222,550                                               ----------
                                                           ---------                                                  297,951
                 MATERIALS & PROCESSING (1.9%)                                                                      ---------
           2,000    Cambrex Corp.                             82,750               REAL ESTATE (0.4%)
           7,000    International Specialty Products*         76,125         3,400    NHP Inc.*                        62,900
           2,500    Mineral Technologies Inc.                 91,250                                               ----------
           7,800    Stratosphere*                             77,025
                                                          ----------               RESTAURANTS (1.1%)
                                                             327,150         2,800    Boston Chicken Inc.*             89,950
                                                           ---------         1,000    Outback Steakhouse Inc.*         35,875
                 METAL PRODUCT & FABRICATION (0.3%)                          6,100    Schlotzsky's Inc.*               62,525
           1,500    NN Ball & Roller Inc.                     26,250                                               ----------
           2,000    Osaka Steel (Japanese Yen)                30,635                                                  188,350
                                                          ----------                                                ---------
                                                              56,885
                                                          ----------               RETAILING & DISTRIBUTORS (0.6%)
                 MISCELLANEOUS (0.5%)                                        3,000    Monro Muffler Brake Inc.*        41,625
           7,000    Willis Corroon Group                      81,375         2,600    Richfood Holdngs Inc.            69,550
                                                          ----------                                               ----------
                 NONFERROUS METALS (0.7%)                                                                             111,175
           2,000    Allied Products Corp.                     48,000                                                ---------
           1,400    Alumax, Inc.*                             42,875               RETAIL STORES (3.6%)
           2,000    Commonwealth Alum Corp.                   31,000         2,600    Borders Group Inc.*              48,100
                                                          ----------         3,000    Circle K Corporation*            76,125
                                                             121,875         2,000    Corporate Express*               60,250
                                                           ---------           700    Fastenal Company                 29,575
                 OIL & GAS/ENERGY (3.9%)                                       260    Guilbert SA (French Francs)      30,571
           3,600    Barrett Resources Corp.*                 105,750         2,000    Henry Schein Inc.*               59,000
           2,000    Brown (Tom) Inc.*                         29,250         1,500    Just For Feet Inc.*              53,625
           1,000    Camco International Inc.                  28,000           750    Men's Warehouse Inc.*            19,313
           1,100    Input/Output Inc.*                        63,525         1,000    Micro Warehouse Inc.*            43,250
           6,200    Nabors Industries Inc.*                   68,975         4,300    Neostar Retail Group Inc.*       31,713
           6,000    Offshore Logistics Inc.*                  75,750         1,200    Petsmart Inc.*                   37,200
           2,700    Petroleum Geo Services ADR*               67,500         2,500    Talbots Inc.                     71,875
                                                                             1,100    Tiffany & Co.                    55,413
                                                                                                                 ------------
                                                                                                                      616,010
                                                                                                                  -----------

                                                                     (Continued)

                               SMALL COMPANY FUND
                  Statement of Investments - December 31, 1995

   -----------------------------------------------------------    -------------------------------------------------------------
                                                     VALUE                                                           VALUE
   SHARES        SECURITY                           (NOTE 1)      PRINCIPAL          SECURITY                       (NOTE 1)
   -----------------------------------------------------------    -------------------------------------------------------------
           TECHNOLOGY (4.9%)                                          $487,000 State Street Bank
     8,300    Auspex Systems Inc.*                    $151,475                    5.40%, 01/02/96, collateralized
     2,500    Cheyenne Software Inc.*                   65,313                    by $487,000 U.S. Treasury Note
     5,000    P-COM Inc.*                              100,000                    6.00%, due 8/31/97, market
     1,700    Pixar*                                    49,088                    value - $500,428                 $    487,000
     1,500    Safeguard Scientifics Inc.*               74,250                                                     ------------
     3,000    Sierra On-Line Inc.*                      86,250                 Total repurchase
     2,000    Sync Research Inc.*                       90,500                    agreements                          2,858,000
     2,500    Thiokol Corp.                             84,688                    (cost $2,858,000)                ------------
     3,000    Visioneer*                                66,750
     5,000    Wyman Gordon Co.*                         68,750                 SHORT-TERM DEBT (3.2%)
                                                 -------------
                                                       837,064         552,000 Florida Power Corp.                      551,911
                                                 -------------                    5.80%, due 01/02/96               -----------
           TELEPHONE (0.4%)                                                       (cost $551,911)

     2,000    Cinncinnati Bell Inc.                     69,500                 U.S. GOVERNMENT
                                                 -------------                   OBLIGATIONS (3.3%)
                                                                       568,000 U.S. Treasury Bills                      564,217
           TEXTILE/APPAREL (1.6%)                                                 5.33% through 4.84%,            -------------
       420    Bazar DE LHotel DE Ville                  31,974                    due 1/11/96 through
                (French Francs)                                                   3/7/96 (cost $564,217)
     2,000    Charle Co. (Japanese Yen)                 29,277
       390    Devanlay SA (French Francs)               32,123                 Total investments                    $18,259,754
     6,320    Hicking Pentecost PLC ORD                 30,913                    (cost $16,750,963)              =============
                (British Pounds)
     4,000    Isamu Paint Co. Ltd                       28,075
                (Japanese Yen)
     3,000    Sotoh (Japanese Yen)                      29,665
     1,600    St John Knits Inc.                        85,000
                                                 -------------
                                                       267,027
                                                  ------------

           TOBACCO & GROCERY (0.3%)
     1,000    First Brands Corp.                        47,625
                                                 -------------

           TRANSPORTATION (0.6%)
     2,000    Finnlines (Finnish Marks)                 32,704
     5,000    Isewan Terminal Services                  31,507
                (Japanese Yen)
     4,000    Tokyo Kisen (Japanese Yen)                31,759
                                                 -------------
                                                        95,970
                                                 -------------
           Total common stock                       14,285,626
               (cost $12,776,835)                -------------

PRINCIPAL
---------
           REPURCHASE AGREEMENTS (16.7%)
$2,371,000 Fifth Third Bank
              5.35%, 01/02/96, collaterallized by
              $2,387,000 FNARM Pool #3300040 and
              #3300046, 6.397%, due 11/01/25, and
              6.844%, due 11/01/25
              market value - $2,419,098             $2,371,000





                                                                     (Continued)

                               SMALL COMPANY FUND
            Statement of Investments - December 31, 1995, Continued




FORWARD CURRENCY PURCHASE CONTRACTS

                                                                         Net
                                                    U.S. Dollar      Unrealized
                                       Cost            Value        Appreciation
                                       ----            -----        ------------
Netherlands Guilders, delivery
   date 1/2/96                       $153,870        $154,263           $393



* Denotes a non-income producing security.
  Securities denominated in foreign currencies are shown at their U.S. dollar cost and value. Cost for Federal income tax purposes:
  $16,763,912 Portfolio holding percentages represent market value as a percentage of net assets. See accompanying notes to financial statements.



SUMMARY OF INVESTMENTS BY CURRENCY          % OF PORTFOLIO
     United States Dollars                        90.3%
     Japanese Yen                                  5.6%
     British Pounds                                2.0%
     French Francs                                 0.8%
     Netherlands Guilders                          0.7%
     German Marks                                  0.2%
     Finnish Marks                                 0.2%
     Danish Krone                                  0.2%

                           CAPITAL APPRECIATION FUND
                 Statement of Investments - December 31, 1995

--------------------------------------------------------------- ------------------------------------------------------------------
                                                   VALUE                                                           VALUE
 SHARES         SECURITY                          (NOTE 1)       SHARES         SECURITY                          (NOTE 1)
--------------------------------------------------------------- ------------------------------------------------------------------
     COMMON STOCKS (91.0%)
         AUTO & AUTO PARTS (4.4%)                                         FOOD & BEVERAGES (11.6%)
 36,100     Chrysler Corp.                      $1,999,037       14,500      Anheuser-Busch Companies, Inc.           $969,688
 55,400     Ford Motor Company                   1,606,600       75,000      Morningstar Group Inc.                    600,000
                                               -----------       51,500      PepsiCo, Inc.                           2,877,562
                                                 3,605,637        4,800      Philip Morris Companies, Inc.             434,400
                                               -----------       28,300      Quaker Oats Company                       976,350
         BROADCASTING (1.1%)                                     75,333      Ralcorp Holdings Inc.*                  1,826,825
 3,600      Capital Cities/ABC, Inc.              444,150        27,500      Ralston-Ralston Purina Group            1,715,313
 4,125      Tel Com-Liberty Media, Group A        110,859                                                           ----------
16,500      Tele-Communications Inc.,                                                                                9,400,138
              Group A*                            327,938                                                           ----------
                                                 --------
                                                  882,947                 FOREST PRODUCTS (0.7%)
                                                 --------        11,000      Bowater Inc.                              390,500
                                                                  3,100      Champion International Corp.              130,200
         BUILDING (4.4%)                                          1,100      Georgia-Pacific Corp.                      75,488
57,700      Masco Corp.                         1,810,337                                                          ------------
14,600      USG Corp.*                            438,000                                                              596,188
22,800      Vulcan Materials Co.                1,313,850                                                           -----------
                                               -----------                HOTELS - MOTELS (0.4%)
                                                3,562,187
                                               -----------       21,700      Host Marriott Corp.                        317,905
         CHEMICALS (12.5%)                                                                                           ----------

28,900      Georgia Gulf Corp.                    888,675                 HOUSEHOLD PRODUCTS (4.9%)
52,500      IMC Global, Inc.                    2,145,938        19,300      Avon Products, Inc.                     1,454,738
51,800      Morton International Inc.           1,858,325        42,100      Dial Corp. (The)                        1,247,212
59,700      OM Group, Inc.                      1,977,562         7,000      Gillette Company (The)                    364,875
58,310      Raychem Corp.                       3,316,381        29,500      Helene Curtis Industries, Inc.            932,937
                                               -----------                                                          -----------
                                               10,186,881                                                            3,999,762
                                               -----------                                                           ----------
         COMPUTER EQUIPMENT (3.0%)                                        LEISURE PRODUCTS (3.2%)
                                                                107,200      Brunswick Corp.                         2,572,800
26,200      International Business                                                                                   ----------
              Machines Corp.                    2,403,850                 MACHINERY (1.6%)
                                               -----------       33,800      Johnstown America Industries, Inc.*       169,000
         DRUGS (11.5%)                                           12,200      PACCAR, Inc.                              513,925
53,700      Allergan Inc.                       1,745,250        20,200      Trinity Industries, Inc.                  636,300
 6,400      American Home Products Corp.          620,800                                                           -----------
59,900      Schering-Plough Corp.               3,279,525                                                            1,319,225
38,400      Warner-Lambert Co.                  3,729,600                                                            ----------
                                               -----------                NONFERROUS METALS (0.7%)
                                                9,375,175
                                               -----------       18,850      Alumax Inc.*                              577,281
         ELECTRONICS (0.6%)                                                                                         -----------

13,200      AMP, Inc.                             506,550
                                                  --------
                                                                          OIL & GAS (5.6%)
                                                                 31,200      Texaco Inc.                             2,449,200
         ENTERTAINMENT (2.3%)                                    71,800      Unocal Corp.                            2,091,175
32,000      Disney, (Walt) Co.                  1,888,000                                                            ----------
                                               -----------                                                           4,540,375
                                                                                                                     ----------
                                                                          PRINTING & PUBLISHING (5.8%)
         FINANCIAL (10.9%)                                       51,200      American Greetings Corp.,
15,000      Barnett Banks, Inc.                   885,000                      Class A                               1,414,400
24,000      Charter One Financial Inc.            735,000        22,800      Dun & Bradstreet Corp.                  1,476,300
13,000      Chubb Corp.                         1,257,750         3,800      Gannett Company, Inc.                     233,225
 6,100      CoreStates Financial Corp.            231,038        30,500      Gibson Greetings, Inc.*                   488,000
 5,835      Fund American Enterprises*            434,707         4,900      Tribune Co.                               299,513
88,900      Horace Mann Educators Corp.         2,778,125         2,800      Washington Post Company
31,300      Mellon Bank Corp.                   1,682,375                      (The), Class B                          789,600
24,334      U S Bancorp                           818,231                                                           -----------
                                                  --------                                                           4,701,038
                                                8,822,226                                                            ----------
                                               -----------










                                                                     (Continued)

                           CAPITAL APPRECIATION FUND
            Statement of Investments - December 31, 1995, Continued

--------------------------------------------------------------- ------------------------------------------------------------------
                                                   VALUE                                                           VALUE
 SHARES         SECURITY                          (NOTE 1)       SHARES         SECURITY                          (NOTE 1)
--------------------------------------------------------------- ------------------------------------------------------------------
           TELECOMMUNICATIONS (2.7%)                                      REPURCHASE AGREEMENT (0.5%)
  10,000      Airtouch Communications Inc.        $282,500      $403,000  Merrill Lynch & Co., Inc.,
  73,200      MCI Communications Corp.           1,912,350                   5.35%, due 01/02/96, Collateralized
                                               -----------                   by $528,558 FNMA  Pool #221091, 7.00%,
                                                 2,194,850                   due 07/01/08, market value - $411,181
                                               -----------                   (cost $403,000)                      $     403,000
           TOYS (3.1%)                                                                                            -------------
  81,388      Mattel, Inc.                       2,502,681                Total investments                         $82,349,782
                                               -----------                   (cost $67,321,284)                     ===========
           Total common stocks                  73,955,696
               (cost $58,073,043)               ----------

         PRINCIPAL
         ---------
           CONVERTIBLE BONDS (0.6%)
$1,494,000 Consorcio G. Grupo Dina, 8.00%,        526,635
           2004                                   --------
              (cost $1,380,790)
           COMMERCIAL PAPER (9.2%)
  514,000  Heinz (H.J.) Company
              5.75%, due 01/26/96                 511,948
1,967,000  Koch Industries, Inc.
              5.62%, due 01/19/96               1,961,473
  320,000  Monsanto Co.
              5.72%, due 01/16/96                 319,237
  997,000  PHH Corp.
              5.76%, due 01/09/96                 995,724
2,705,000  Pitney Bowes Credit Corp.
              5.57%, due 01/25/96               2,694,955
  352,000  Sysco Corp.
              5.55%, due 02/01/96                 350,318
  631,000  Transamercia Finance Group Inc.
              5.81%, due 01/03/96                 630,796
                                               -----------
           Total commercial paper                7,464,451
             (cost $7,464,451)                 -----------



* Denotes a non-income producing security.
  Cost also represents cost for federal income tax purposes.
  Portfolio holding percentages represent market value as a percentage of net assets.
  See accompanying notes to financial statements.

                              TOTAL RETURN FUND
                 Statement of Investments - December 31, 1995

-------------------------------------------------------------- --------------------------------------------------------------------
                                                    VALUE                                                             VALUE
SHARES        SECURITY                             (NOTE 1)      SHARES             SECURITY                         (NOTE 1)
-------------------------------------------------------------- --------------------------------------------------------------------
         COMMON STOCKS (87.1%)
            AEROSPACE/DEFENSE (1.3%)                                          DRUGS (3.3%)
  140,000      The Boeing Company                   $10,972,500      90,000      Bristol-Meyers Squibb Co.            $7,728,750
                                                    -----------      80,000      Schering-Plough Corp.                 4,380,000
                                                                    150,000      Warner-Lambert Co.                   14,568,750
            AUTOMOBILES (4.7%)                                                                                        ----------
                                                                                                                      26,677,500
  230,000      General Motors Corp.                  12,161,250                                                       ----------
  266,400      Magna International Inc.              11,521,800               ELECTRONICS (3.7%)
  350,800      Genuine Parts Co.                     14,382,800     127,300      AMP, Inc.                             4,885,138
                                                     ----------     380,000      Intel Corp.                          21,565,000
                                                     38,065,850     139,800      Richardson Electronic Ltd.            1,502,850
                                                     ----------     177,000      Woodhead Industries, Inc.             2,522,250
            BUSINESS SERVICES (0.8%)                                                                                  ----------
  157,500      (The) Olsten Corp.                     6,221,250                                                       30,475,238
                                                     ----------                                                       ----------
                                                                              FINANCIAL (12.1%)
                                                                    500,000      Allstate Corp.                       20,562,500
            CHEMICALS (4.3%)                                        130,000      Bankers Trust NY Corp.                8,645,000
  110,000      Air Products & Chemicals Inc.          5,802,500     578,812      Bear Stearns Companies, Inc.         11,503,889
  400,500      Crompton & Knowles Corp.               5,306,625     700,000      Equitable Companies, Inc.            16,800,000
  150,000      Dupont (E.I.) DeNemours & Co.         10,481,250     200,000      First Chicago NBD                     7,900,000
  100,000      Eastman Chemical Co.                   6,262,500     350,000      Merrill Lynch & Co., Inc.            17,850,000
  268,400      Lawter International, Inc.             3,120,150     140,000      Morgan J.P. & Co., Inc.              11,235,000
  150,000      Lubrizol Corp.                         4,181,250      50,000      Morgan Stanley Group Inc.             4,031,250
                                                      ---------                                                       ----------
                                                     35,154,275                                                       98,527,639
                                                     ----------                                                       ----------
            COMPUTER EQUIPMENT (3.8%)                                         FOOD & BEVERAGES (4.4%)

  100,000      Hewlett-Packard Co.                    8,375,000   2,000,000      Grand Metropolitan Plc               14,408,000
  250,000      International Business Machines       22,937,500     176,700      Grand Metropolitan ADR                5,080,125
                                                     ----------     283,500      Heinz (H.J.) Co.                      9,390,938
                                                     31,312,500     100,100      International Flavor
                                                     ----------                    & Fragrance Inc.                    4,804,800
            COMPUTER SOFTWARE & SERVICES (0.9%)                      54,100      Universal Foods Corp.                 2,170,763
   93,500      Automatic Data Processing, Inc         6,942,375                                                       ----------
   43,100      SCS/COMPUTE Inc.*                        288,231                                                       35,854,626
                                                     ----------                                                       ----------
                                                      7,230,606               FOOD - GRAIN & AGRICULTURE (1.9%)
                                                     ----------     849,509      Archer-Daniels Midland Co.           15,291,162
            CONGLOMERATE (9.2%)                                                                                       ----------

  200,000      EG&G, Inc.                             4,850,000
  311,000      Eastman Kodak Co.                     20,837,000               HEALTHCARE SERVICES (2.7%)
1,500,000      Hanson Plc                            22,875,000     434,000      Columbia/HCA Healthcare Corp.        22,025,500
  305,300      Honeywell Inc.                        14,845,213                                                       ----------
  200,000      Rockwell International Corp.          10,575,000
   45,000      U.S. Industries Inc.                     826,875
                                                     ----------               MACHINERY & CAPITAL GOODS (2.0%)
                                                     74,809,088
                                                     ----------     155,000      Cooper Industries, Inc.               5,696,250
            CONSUMER GOODS (0.9%)                                    56,000      Duriron Inc.                          1,302,000

  153,900      Premark International Inc.             7,791,188
                                                     ----------

                                                                     (Continued)

                               TOTAL RETURN FUND
            Statement of Investments - December 31, 1995, Continued

-------------------------------------------------------------- --------------------------------------------------------------------
                                                    VALUE                                                             VALUE
SHARES        SECURITY                             (NOTE 1)      SHARES             SECURITY                         (NOTE 1)
-------------------------------------------------------------- --------------------------------------------------------------------
         MACHINERY & CAPITAL GOODS (CONTINUED)                       901,800     Sprint Corporation                 $35,959,272
                                                                                                                    -----------
  60,000    Emerson Electric Co.                  $4,905,000                                                         80,335,197
  40,000    Ingersoll-Rand Company                 1,405,000                                                        -----------
  50,000    Nordson Corporation                    2,812,500                  TRANSPORTATION (1.5%)
                                                 -----------         193,000     Union Pacific Corp.                 12,738,000
                                                  16,120,750                                                        -----------
                                                 -----------                  Total common stocks                   709,914,557
         OIL & GAS (13.7%)                                                    (cost $543,458,996)                   -----------
                                                                    PRINCIPAL
 180,000    Amoco Corporation                     12,937,500        ---------
 130,000    Exxon Corporation                     10,416,250                  REPURCHASE AGREEMENT (0.3%)
 308,900    Mobil Corp.                           34,596,800      $ 2,490,000 Merrill Lynch & Co., Inc.,
 110,000    Royal Dutch Petroleum Co.             15,523,750                    5.35%, due 01/02/96, Collateralized by
  81,300    Sonat, Inc.                            2,896,313                    $809,090 FNRM CL207W  RT92-207,
 225,000    Texaco, Inc.                          17,662,500                    8.00%, due 11/25/22 and $25,591,569
 400,000    The Williams Companies, Inc.          17,550,000                    FNMA Series 132 Stripped, 9.00%, due
                                                 -----------                    4/25/22 - market value -
                                                 111,583,113                    $2,540,547 (cost $2,490,000)          2,490,000
                                                 -----------                                                        -----------
         PAPER & FOREST PRODUCTS (0.5%)
  40,000    Georgia-Pacific Corp.                  2,745,000                  U.S. GOVERNMENT AGENCY
  62,400    Glatfelter (P.H.) Company              1,068,600                    SHORT-TERM OBLIGATIONS (9.9%)
                                                 -----------
                                                   3,813,600      24,610,000  Federal Home Loan Mortage Corp.
                                                 -----------                    Discount Notes, 5.56% through 5.35%,
         POLLUTION CONTROL (1.3%)                                               due 1/29/96 through 5/10/96          24,507,947
 350,000    WMX Technologies, Inc.                10,456,250
                                                 -----------      57,220,000  Federal National Mortgage Association
                                                                                Discount Notes, 5.55% through 5.14%,
         PRINTING & PUBLISHING (3.4%)                                           due 1/24/96 through 6/20/96          56,489,896
 275,000    Dun & Bradstreet Corp.                17,806,250
 217,600    Reader's Digest Assoc.,Inc.,                                      Total  U.S. government agency short-term
              Class B                             10,281,600                     obligations (cost $80,997,843)      80,997,843
                                                 -----------                                                        -----------
                                                  28,087,850
                                                 -----------                  U.S. TREASURY BILLS (2.1%)
         REAL ESTATE (0.1%)
  58,000    Sec Cap Pac Trust                      1,145,500      17,035,000     5.63% through 5.20%,
                                                 -----------                    due 2/8/96 through 5/16/96
                                                                                 (cost $16,760,799)                  16,760,799
         RESTAURANTS (0.1%)                                                                                          ----------
 185,000    Pancho's Mexican Buffet, Inc.            531,875                  Total investments                    $810,163,199
                                                 -----------                     (cost $643,707,638)               ============
         RETAIL (0.6%)

 149,000    Supervalu Inc.                         4,693,500
                                                 -----------      * Denotes a non-income producing security.
         TELECOMMUNICATIONS (9.9%)                                  Cost also represents cost for federal income tax purposes.
 564,300    AT&T Corp.                            36,538,425        Portfolio holding percentages represents market value as a
 300,000    MCI Communications Corp.               7,837,500        percentage of net assets.
                                                                    See accompanying notes to financial statements.




                             GOVERNMENT BOND FUND
                 Statement of Investments - December 31, 1995

-------------------------------------------------------------------------------------------------------------------------------
                       PRINCIPAL                   SECURITY                                                 VALUE (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------------
                            MORTGAGE BACKED SECURITIES (34.1%)

                                      Federal Home Loan Mortgage Corp., REMIC
                       $13,000,000         Series 1344-D, 6.00%, due 8/15/07                                  $12,521,197
                        20,000,000         Series 1415-N, 6.75%, due 11/15/07                                  20,282,380
                         9,454,271         Series 31-E, 7.55%, due 5/15/20                                      9,775,612
                        10,000,000         Series 94-E, 8.95%, due 11/15/20                                    10,223,690
                        19,117,132         Series 1143-Z, 7.50%, due 10/15/21                                  19,527,749
                         3,861,576         Series 190-D, 9.20%, due 10/15/21                                    4,044,380

                                      Federal National Mortgage Association Debentures, REMIC
                         6,500,000         Series 68-E, 8.35%, due 10/25/03                                     6,614,849
                         9,761,911         Series 94-100-M, 5.50%, due 09/25/09                                 9,671,213
                         5,000,000         Series 34-E, 9.85%, due 08/25/14                                     5,239,745
                         2,619,508         Series 88-25-B, 9.25%, due 10/25/18                                  2,766,407
                        14,000,000         Series 16-D, 9.00%, due 03/25/20                                    14,853,146
                         8,000,253         Series 67-Z, 9.00%, due 06/25/20                                     8,434,499
                         4,851,469         Series 73-A, 8.00%, due 07/25/21                                     5,013,212
                         8,127,628         Series 81-Z, 8.50%, due 04/25/22                                     8,861,545
                        17,000,000         Series 203-PJ, 6.50%, due10/25/23                                   17,180,183
                                                                                                            -------------
                                        Total mortgage backed securities                                      155,009,807
                                           (cost $147,587,504)                                              -------------

                            U.S. GOVERNMENT AGENCY LONG-TERM OBLIGATIONS (51.5%)

                                      Federal Home Loan Banks
                        10,000,000         7.75%, due 4/25/96                                                  10,072,210
                        20,435,000         5.78%, due 2/16/01                                                  20,577,248
                        12,000,000         6.36%, due 3/21/01                                                  12,390,132
                        15,800,000         7.44%, due 8/10/01                                                  17,141,404
                                      Federal Home Loan Mortgage Corporation
                        20,000,000         6.31%, due 2/23/04                                                  19,860,120
                         8,710,000         7.97%, due 7/07/04                                                   8,957,207
                                      Federal National Mortgage Association
                        16,000,000         7.05%, due 9/05/00                                                  16,155,824
                        22,000,000         8.25%, due 10/12/04                                                 23,725,636
                                      Private Export Funding Corporation
                        34,000,000         6.86%, due 4/30/04                                                  35,203,430



                                                                     (Continued)

                             GOVERNMENT BOND FUND
           Statement of Investments - December 31, 1995, Continued

------------------------------------------------------------------------------------------------------------------------------
                         PRINCIPAL                       SECURITY                                           VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
                             U.S. GOVERNMENT AGENCY LONG-TERM OBLIGATIONS (CONTINUED)
                                       Resolution Funding Corporation, STRIPS
                       $54,000,000        0.00%, due 4/15/06                                                  $29,685,905
                        25,000,000        0.00%, due 4/15/08                                                   12,055,725
                        58,000,000        0.00%, due 7/15/13                                                   19,523,902
                        40,000,000        0.00%, due 7/15/20                                                    8,425,960
                                                                                                           ---------------
                                        Total U.S. government agency long-term obligations                    233,774,703
                                           (cost $215,815,186)                                              --------------

                             REPURCHASE AGREEMENTS  (13.1%)

                         59,674,000       Merrill Lynch & Co., Inc.
                                             5.50%, due 01/02/96, Collateralized by
                                             $59,895,000 U.S. Treasury Note, 5.625%, due 10/31/97 -
                                             market value $60,905,728                                           59,674,000
                                             (cost $59,674,000)                                              -------------

                                        Total investments (cost $423,076,690)                                 $448,458,510
                                                                                                              ============



Cost also represents cost for federal income tax purposes.
Portfolio holding percentages represent market value as a percentage of net assets.
See accompanying notes to financial statements.

                               MONEY MARKET FUND
                  Statement of Investments - December 31, 1995

--------------------------------------------------- ------------------------------------------------------------
                                           VALUE                                                   VALUE
PRINCIPAL        SECURITY                 (NOTE 1)      PRINCIPAL      SECURITY                   (NOTE 1)
--------------------------------------------------- ------------------------------------------------------------
      CANADIAN GOVERNMENT OBLIGATIONS (8.7%)
            British Columbia, Province of                          National City Credit Corp.
$5,000,000    5.69%, due 01/04/96        $4,997,629    $8,210,000    5.55%, due 02/14/96         $8,154,309
 2,000,000    5.60%, due 02/05/96         1,989,111     6,160,000    5.68%, due 02/21/96          6,110,433
 5,000,000    5.62%, due 02/12/96         4,967,217     9,590,000    5.50%, due 02/22/96          9,513,813
 5,000,000    5.56%, due 02/12/96         4,967,566                                             ------------
 5,000,000    5.60%, due 02/26/96         4,956,445                                              58,104,893
           Canadian Wheat Board                                                                 -----------
                                                           BROKER-DEALERS (10.0%)
 3,000,000    5.60%, due 02/07/96         2,982,734                Bear Stearns Companies, Inc.
 4,000,000    5.64%, due 02/13/96         3,973,054
 6,000,000    5.62%, due 02/13/96         5,959,723     6,000,000    5.74%, due 01/31/96          5,971,300
 5,000,000    5.63%, due 02/15/96         4,964,812     6,000,000    5.72%, due 02/02/96          5,969,493
 5,000,000    5.63%, due 02/21/96         4,960,121     4,000,000    5.70%, due 02/09/96          3,975,300
           Export Development                           2,000,000    5.64%, due 02/29/96          1,981,513
 9,850,000    5.74%, due 01/03/96         9,846,859     3,000,000    5.65%, due 03/01/96          2,971,750
 9,815,000    5.72%, due 01/05/96         9,808,762                Dean Witter Discover & Co.
                                         ----------     7,000,000    5.68%, due 01/18/96          6,981,224
       Total Canadian                                   5,000,000    5.72%, due 01/24/96          4,981,728
        obligations (cost $64,374,033)   64,374,033     4,000,000    5.72%, due 01/26/96          3,984,111
                                        -----------     1,820,000    5.70%, due 01/26/96          1,812,796
                                                        1,000,000    5.68%, due 01/26/96            996,056
   COMMERCIAL PAPER (90.0%)                             4,000,000    5.68%, due 01/31/96          3,981,067
    AGRICULTURE/FINANCE (2.7%)                          3,000,000    5.70%, due 02/01/96          2,985,275
           Deere, (John) Capital                                   Merrill Lynch & Co., Inc.
 1,000,000    5.65%, due 02/05/96           994,507    10,000,000    5.62%, due 02/23/96          9,917,261
10,000,000    5.62%, due 03/08/96         9,895,406                Smith Barney, Inc.
 5,000,000    5.53%, due 04/10/96         4,923,195     5,000,000    5.75%, due 01/10/96          4,992,812
 4,000,000    5.54%, due 04/19/96         3,932,905     7,000,000    5.73%, due 01/12/96          6,987,744
                                         ----------     5,000,000    5.70%, due 01/24/96          4,981,792
                                         19,746,013                                            ------------
                                        -----------                                              73,471,222
    AUTO/FINANCE (2.0%)                                                                         -----------
                                                                  CHEMICALS (4.2%)
           Ford Motor Credit Co.                                   Great Lakes Chemical Corp.
   966,000    5.70%, due 01/04/96           965,541     4,000,000    5.75%, due 01/30/96          3,981,472
 2,000,000    5.70%, due 01/19/96          1,994,300    9,000,000    5.50%, due 02/16/96          8,936,750
12,000,000    5.64%, due 02/23/96         11,900,360
                                         -----------               Monsanto Co.
                                          14,860,201
                                         -----------    9,000,000    5.75%, due 01/22/96          8,969,813
    BANKS (7.9%)                                        9,000,000    5.72%, due 01/23/96          8,968,540
           Banc One Corp.                                                                      ------------
                                                                                                 30,856,575
 7,000,000    5.65%, due 02/07/96          6,959,351                                            -----------
           CoreStates Capital Corp.                       CONSUMER PRODUCTS (3.5%)
 4,005,000    5.67%, due 01/17/96          3,994,907           Gillette Co.
            First Union Corp.                           4,387,000    5.80%, due 01/05/96          4,384,173
10,000,000    5.71%, due 01/29/96          9,955,589    9,500,000    5.70%, due 01/05/96          9,493,983
13,500,000    5.71%, due 02/09/96         13,416,491    3,000,000    5.68%, due 02/02/96          2,984,853

                                                                     (Continued)

                               MONEY MARKET FUND
            Statement of Investments - December 31, 1995, Continued

--------------------------------------------------- ------------------------------------------------------------
                                           VALUE                                                   VALUE
PRINCIPAL        SECURITY                 (NOTE 1)      PRINCIPAL      SECURITY                   (NOTE 1)
--------------------------------------------------- ------------------------------------------------------------
             Gillette Co. (continued)                       DRUGS & COSMETICS (3.0%)
$9,000,000    5.60%, due 02/16/96          $8,935,600           Abbott Laboratories
                                           ----------
                                           25,798,609    $6,000,000     5.70%, due 01/04/96        $5,997,150
                                           ----------     7,000,000     5.63%, due 01/08/96         6,992,337
     CONSUMER SALES FINANCE (7.7%)                        9,000,000     5.63%, due 01/22/96         8,970,443
             American Express Credit Corp.                                                        -----------
                                                                                                   21,959,930
8,000,000     5.63%, due 02/12/96           7,947,453         FINANCE (0.8%)                      -----------
             Associates Corp. of North America                  Nestle Capital Corp.
6,000,000     5.62%, due 02/07/96           5,965,344     6,000,000     5.70%, due 01/11/96         5,990,500
             Avco Financial Services, Inc.                                                        -----------

3,770,000     5.75%, due 01/17/96           3,760,366         FINANCIAL SERVICES/UTILITIES (3.5%)
7,000,000     5.73%, due 01/25/96           6,973,260           National Rural Utilities Cooperative
6,360,000     5.77%, due 01/31/96           6,329,419    10,000,000     5.60%, due 02/06/96         9,944,000
5,000,000     5.66%, due 02/12/96           4,966,983     5,000,000     5.65%, due 02/13/96         4,966,257
             Commercial Credit Co.                        2,990,000     5.62%, due 02/20/96         2,966,661
9,000,000     5.79%, due 01/23/96           8,968,155     8,000,000     5.65%, due 02/26/96         7,929,689
             Norwest Financial, Inc.                                                              -----------
                                                                                                   25,806,607
9,000,000    5.79%, due 01/18/96            8,975,393                                             -----------
                                                              FOOD & BEVERAGES (8.5%)
3,000,000    5.69%, due 02/28/96            2,972,498
                                           ----------           CPC International Inc.
                                           56,858,871
                                           ----------     2,500,000     5.70%, due 01/24/96         2,490,896
    CORPORATE CREDIT UNIONS (3.2%)                        7,200,000     5.60%, due 03/11/96         7,121,600
             U.S. Central Credit Union
                                                               Campbell Soup Co.
 7,075,000    5.72%, due 01/08/96           7,067,131     9,000,000     5.77%, due 01/03/96         8,997,115
 6,000,000    5.77%, due 01/18/96           5,983,652       973,000     5.75%, due 01/10/96           971,601
10,392,000    5.68%, due 01/19/96          10,362,487     1,000,000     5.67%, due 01/10/96           998,583
                                           ----------
                                           23,413,270          Heinz "HJ" Company
                                           ----------     5,000,000     5.70%, due 01/16/96         4,988,125
    DIVERSIFIED FINANCE (6.4%)                            9,000,000     5.70%, due 01/24/96         8,967,225
             General Electric Capital Corp.               4,000,000     5.72%, due 01/26/96         3,984,111
 5,000,000    5.57%, due 02/21/96           4,960,546     6,000,000     5.75%, due 01/29/96         5,973,167
 2,500,000    5.62%, due 02/23/96           2,479,315          Sysco Corp.
 5,000,000    5.52%, due 03/18/96           4,940,967     3,268,000     5.72%, due 01/09/96         3,263,846
 3,000,000    5.55%, due 04/12/96           2,952,825    10,000,000     5.55%, due 02/09/96         9,939,875
 4,000,000    5.57%, due 04/16/96           3,934,398     5,000,000     5.63%, due 02/15/96         4,964,812
 2,000,000    5.52%, due 04/24/96           1,965,040                                             -----------
 3,000,000    5.58%, due 05/01/96           2,943,735                                              62,660,956
                                                                                                  -----------
             Transamerica Finance Corp.
                                                             INSURANCE (6.9%)
                                                               American General Corp.
 7,306,000    5.76%, due 01/02/96           7,304,831     6,642,000    5.58%, due 01/11/96          6,631,705
 5,000,000    5.77%, due 01/10/96           4,992,788    13,145,000    5.55%, due 01/17/96         13,112,576
 5,000,000    5.69%, due 01/29/96           4,977,872          Marsh & McLennan Co.
 4,815,000    5.71%, due 02/05/96           4,788,270
 1,300,000    5.56%, due 02/16/96           1,290,764       400,000    5.95%, due 01/04/96            399,802
                                           ----------
                                           47,531,351
                                           ----------

                                                                     (Continued)

                              MONEY MARKET FUND
           Statement of Investments - December 31, 1995, Continued

---------------------------------------------------- ---------------------------------------------------------
                                             VALUE                                                   VALUE
PRINCIPAL      SECURITY                     (NOTE 1)    PRINCIPAL       SECURITY                    (NOTE 1)
---------------------------------------------------- ---------------------------------------------------------
        INSURANCE (continued)                            PHARMACEUTICALS/HEALTHCARE (2.6%)
       MetLife Funding Inc.                                     Schering Corp.
$4,895,000    5.72%, due 01/11/96         $4,887,222    $10,000,000     5.69%, due 01/16/96       $9,976,292
 5,933,000    5.57%, due 02/02/96          5,903,625      4,000,000     5.63%, due 02/06/96        3,977,480
        Old Republic                                      5,000,000     5.65%, due 03/27/96        4,932,514
 3,000,000    5.63%, due 01/09/96          2,996,247                                            ------------
 1,000,000    5.62%, due 01/09/96            998,751                                              18,886,286
 5,000,000    5.68%, due 02/01/96          4,975,545                                            ------------
 3,000,000    5.63%, due 03/05/96          2,969,973          PREMIUM FINANCE (2.8%)
 8,000,000    5.50%, due 04/11/96          7,876,555            A.I. Credit Corp.
                                         -----------      4,294,000     5.55%, due 01/08/96        4,289,366
                                          50,752,001                    5.67%, due 01/12/96       16,526,318
                                         -----------                                            ------------
    LEASE FINANCING (3.3%)                                                                        20,815,684
       PHH Corp.                                                                                ------------
 5,000,000    5.74%, due 01/19/96          4,985,650   RAILROADS (3.4%)
 5,000,000    5.67%, due 01/25/96          4,981,100            Norfolk & Southern
 6,840,000    5.73%, due 01/30/96          6,808,428      8,000,000    5.65%, due 01/16/96         7,981,167
 5,000,000    5.55%, due 02/15/96          4,965,312      7,150,000    5.70%, due 01/25/96         7,122,830
 3,478,000    5.55%, due 02/23/96          3,449,582     10,000,000    5.65%, due 01/26/96         9,960,762
                                         -----------                                            ------------
                                          25,190,072                                              25,064,759
                                         -----------                                            ------------
    MANUFACTURING (2.5%)                                             Total commercial paper      663,895,784
       Illinois Tool Works                                                                      ------------
 8,000,000    5.72%, due 01/04/96          7,996,187              (cost $663,895,784)
10,640,000    5.72%, due 01/09/96         10,626,475
                                         -----------
                                          18,622,662     CORPORATE NOTE (0.7%)
                                         -----------            Morgan Guaranty Trust
    OFFICE EQUIPMENT (0.7%)                               5,000,000    6.07%, due 10/03/96         5,000,000
 5,000,000 Pitney Bowes Credit Corp.       4,965,778                                         ---------------
                                        ------------                      (cost  $5,000,000)
              5.60%, due 02/14/96

        OIL & GAS (0.8%)                                     U.S. GOVERNMENT  AGENCY

             Koch Industries, Inc.                            SHORT-TERM OBLIGATIONS
 5,985,000    5.63%, due 01/18/96          5,969,088            FNMA Medium-term
                                        ------------      5,000,000    5.71%, due 06/10/96         4,999,273
                                                                                              --------------
                                                                        (cost $4,999,273)
    OIL & GAS:  EQUIPMENT (2.0%)
       Chevron Transport Corp.
                                                                    Total investments           $738,269,090
 5,636,000    5.72% due 01/08/96           5,629,732                                           =============
 9,000,000    5.73% due 01/30/96           8,958,457                 (cost $738,269,090)
                                        ------------
                                          14,588,189
                                         -----------
    PAPER AND FOREST PRODUCTS (1.6%)
       Sonoco Products Co.
 8,000,000    5.70%, due 01/10/96          7,988,600
 4,000,000    5.70%, due 01/11/96          3,993,667
                                        ------------      Cost also represents cost for federal income tax
                                          11,982,267      purposes.
                                        ------------      Portfolio holding percentages represent market
                                                          value as a percentage of net assets.
                                                          See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      Statements of Assets and Liabilities

                               December 31, 1995

                                                                                    Capital
                                                                  Small Company   Appreciation  Total Return
         Assets                                                        Fund           Fund          Fund
         ------                                                   -------------   ------------  -------------
Investments in securities, at value
   (cost $16,750,963, $67,321,284, and                               $18,259,754    82,349,782    810,163,199
    $643,707,638, respectively)
Cash                                                                           -         2,702              -
Accrued interest and dividends receivable                                  8,407       142,109      1,605,501
Receivable for investment securities sold                                140,360           225      3,571,881
Receivable from advisor (note 2)                                          10,495             -              -
Net receivable for foreign currency contracts purchased (note 1)             393             -              -
Deferred organization expenses (note 2)                                    8,775             -              -
Other assets                                                                   -             -          1,083
                                                                   -------------   ------------  -------------

Total assets                                                          18,428,184    82,494,818    815,341,664
                                                                   -------------   ------------  -------------
         Liabilities
         -----------
Payable for investment securities purchased                            1,230,782     1,218,673              -
Payable for fund shares redeemed                                           2,231             -         16,102
Accrued management fees (note 2)                                          15,262        35,516        341,691
Other accrued expenses                                                    24,437         3,618         19,399
                                                                    -------------   ------------  -------------

Total liabilities                                                      1,272,712     1,257,807        377,192
                                                                  -------------   ------------  -------------

NET ASSETS                                                            17,155,472    81,237,011    814,964,472
                                                                  -------------   ------------  -------------

Represented by:
   Capital                                                            15,746,917    66,188,734    648,374,493
   Net unrealized appreciation on investments and trans-
         lation of assets and liabilities in foreign currencies        1,509,184    15,028,498    166,455,561
   Undistributed net realized loss from investments and
         foreign currency transactions                                  (103,052)            -              -
   Distributions in excess of net realized gains from investments              -        (1,329)      (227,335)
   Undistributed net investment income                                     2,423        21,108        361,753
                                                                  -------------   ------------  -------------

NET ASSETS                                                           $17,155,472    81,237,011    814,964,472
                                                                   -------------   ------------  -------------

Shares outstanding (unlimited number of                                1,502,078     6,028,094     70,638,277
   shares authorized)                                              -------------   ------------  -------------

Net asset, offering and redemption price per share                        $11.42        $13.48         $11.54
                                                                           -----         -----          ------



See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      Statements of Assets and Liabilities
                               December 31, 1995


                                                        Government Bond    Money Market
         Assets                                              Fund              Fund
         ------                                         ----------------   -------------
Investments in securities, at value
   (cost $363,402,690 and $738,269,090,                     $388,784,510     738,269,090
    respectively)
Repurchase agreement (cost $59,674,000)                       59,674,000               -
Accrued interest and dividends receivable                      4,261,011          92,529
Receivable for investment securities sold                     25,646,041               -
Other assets                                                         474             386
                                                        ----------------   -------------

Total assets                                                 478,366,036     738,362,005
                                                        ----------------   -------------
         Liabilities
         -----------
Payable for investment securities purchased                   24,132,396               -
Payable for fund shares redeemed                                   9,244         577,547
Accrued management fees (note 2)                                 186,523         331,100
Distribution payable                                                   -          29,427
Other accrued expenses                                            21,816          16,125
                                                        ----------------   -------------

Total liabilities                                             24,349,979         954,199
                                                        ----------------   -------------

NET ASSETS                                                   454,016,057     737,407,806
                                                        ----------------   -------------

Represented by:
   Capital                                                   437,362,491     737,411,256
   Net unrealized appreciation on investments                 25,381,820               -
   Undistributed net realized loss from investments           (8,772,912)         (5,864)
   Undistributed net investment income                            44,658           2,414
                                                        ----------------   -------------

NET ASSETS                                                  $454,016,057     737,407,806
                                                        ----------------   -------------

Shares outstanding (unlimited number of                       39,968,359     737,411,142
   shares authorized)                                   ----------------   -------------

Net asset, offering and redemption price per share                $11.36           $1.00
                                                                   -----            ----





See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            Statements of Operations

                                                                 Period from
                                                               October 23, 1995
                                                               (commencement of
                                                               operations) through
                                                               December 31, 1995
                                                                   (note 1)          Year Ended December 31, 1995
                                                               ------------------    -----------------------------
                                                                                        Capital
                                                                Small Company        Appreciation    Total Return
                                                                     Fund                Fund            Fund
                                                               ------------------    ----------      ------------
INVESTMENT INCOME:
         Income:
              Interest                                                 $45,862          341,053         5,818,208
              Dividends                                                  9,528        1,243,728        17,023,101
              Less foreign tax withheld                                   (235)               -                 -
                                                               ------------------    ----------      ------------
                   Total income                                         55,155        1,584,781        22,841,309
                                                               ------------------    ----------      ------------


         Expenses (note 2):
              Investment management fees                                21,498          326,158         3,406,571
              Custodian fees                                            10,004           13,210            22,300
              Professional services                                        104            3,102            35,088
              Trustees fees and expenses                                     2              130             1,377
              Share registration fees                                    1,724                -                 -
              Other                                                      4,035            9,245            27,588
                                                               ------------------    ----------      ------------
                Total expenses                                          37,367          351,845         3,492,924
                Less waived fees and reimbursed expenses               (10,495)               -                 -
                                                               ------------------    ----------      ------------
                  Net expenses                                          26,872          351,845         3,492,924
                                                               ------------------    ----------      ------------

                  Net investment income                                 28,283        1,232,936        19,348,385
                                                               ------------------    ----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS AND FOREIGN CURRENCY (note 4):

         Net realized gain (loss) on investments
               and foreign currency transactions                      (103,052)       2,523,674        42,991,075
                                                               ---------------       ----------      ------------
         Net change in unrealized appreciation
               on investments and translation
               of assets and liabilities in foreign currencies       1,509,184       13,171,765       108,350,477
                                                               ------------------    ----------      ------------

                  Net realized and unrealized gain
                   on investments and
                   foreign currency                                  1,406,132       15,695,439       151,341,552
                                                               ------------------    ----------      ------------

                  Net increase in net assets
                   from operations                                  $1,434,415       16,928,375       170,689,937
                                                               ------------------    ----------      ------------






See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            Statements of Operations

                          Year Ended December 31, 1995


                                                                               Government Bond                 Money
                                                                                      Fund                     Market
                                                                                --------------             -------------
INVESTMENT INCOME:
        Income:
           Interest                                                               $29,097,304                 43,049,609
                                                                                --------------             -------------
        Expenses (note 2):
           Investment management fees                                               2,088,523                  3,574,486
           Custodian fees                                                              16,500                     37,156
           Professional services                                                       19,158                     38,148
           Trustees fees and expenses                                                     815                      1,403
           Share registration fees                                                          -                      9,977
           Other                                                                       21,963                     26,551
                                                                                --------------             -------------
                     Total expenses                                                 2,146,959                  3,687,721
                                                                                --------------             -------------

                            Net investment income                                  26,950,345                 39,361,888
                                                                                --------------             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS (note 4):

        Net realized gain (loss) on investments                                       813,537                     (5,864)

        Net change in unrealized appreciation
           on investments                                                          43,487,386                          -
                                                                                --------------             -------------
                            Net realized and unrealized gain
                            (loss) on investments                                  44,300,923                     (5,864)
                                                                                --------------             -------------
                            Net increase in net assets
                            from operations                                       $71,251,268                 39,356,024
                                                                                --------------             -------------






See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               Small Company Fund

                       Statement of Changes in Net Assets

                                                                            Period from October 23, 1995
                                                                            (commencement of opererations)
                                                                                        through
                                                                                   December 31, 1995
                                                                                   -----------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                                           $    28,283
     Net realized loss on investments and foreign currency transactions                 (103,052)
     Net change in unrealized appreciation on investments
           and translation of assets and liabilities in foreign currencies             1,509,184
                                                                                     -----------
         Net increase in net assets resulting
              from operations                                                          1,434,415
                                                                                     -----------
Dividends to shareholders from net
     investment income                                                                   (25,860)
                                                                                     -----------
Capital share transactions:
     Net proceeds from sale of shares                                                 18,935,596
     Net asset value of shares issued to shareholders from
          reinvestment of dividends and distributions                                     25,860
     Cost of shares redeemed                                                          (3,214,539)
                                                                                     -----------
         Net increase in net assets derived
              from capital share transactions                                         15,746,917
                                                                                     -----------
NET INCREASE IN NET ASSETS                                                            17,155,472

NET ASSETS - BEGINNING OF PERIOD (note 1)                                                     --
                                                                                     -----------
NET ASSETS - END OF PERIOD                                                           $17,155,472
                                                                                     -----------
Undistributed net realized loss on investments and foreign
     currency transactions included in net assets at end of period                     ($103,052)
                                                                                     -----------
Undistributed net investment income included
     in net assets at end of period                                                       $2,423
                                                                                     -----------

Shares sold                                                                            1,796,171
Shares issued to shareholders from reinvestment of
     dividends and distributions                                                           2,265
Shares redeemed                                                                         (296,358)
                                                                                     -----------
         Net increase in number of shares                                              1,502,078
                                                                                     -----------

See accompanying notes to financial statements.

                      NATIONWIDE SEPARATE ACCOUNT TRUST
                          Capital Appreciation Fund

                      Statements of Changes in Net Assets


                                                                            Year Ended            Year Ended
                                                                         December 31, 1995     December 31, 1994
                                                                         -----------------     -----------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                                 $  1,232,936                  837,482
     Net realized gain on investments                                         2,523,674                  346,937
     Net change in unrealized appreciation or                                13,171,765               (1,498,651)
           depreciation on investments                                     ------------              -----------
         Net increase (decrease) in net assets
              resulting from operations                                      16,928,375                 (314,232)
                                                                           ------------              -----------
Dividends to shareholders from:
     Net investment income                                                   (1,213,046)                (849,394)
     Net realized gain on investments                                        (2,302,021)                      --
     In excess of net realized gains on investments                              (1,329)                      --
                                                                           ------------              -----------
         Net decrease in net assets from distributions
              to shareholders                                                (3,516,396)                (849,394)
                                                                           ------------              -----------
Capital share transactions:
     Net proceeds from sale of shares                                        26,980,755               30,484,829
     Net asset value of shares issued to shareholders
          from reinvestment of dividends and distributions                    3,863,870                  501,921
     Cost of shares redeemed                                                (23,461,693)              (8,306,890)
                                                                           ------------              -----------
         Net increase in net assets derived
              from capital share transactions                                 7,382,932               22,679,860
                                                                           ------------              -----------

NET INCREASE IN NET ASSETS                                                   20,794,911               21,516,234

NET ASSETS - BEGINNING OF PERIOD                                             60,442,100               38,925,866
                                                                           ------------              -----------

NET ASSETS - END OF PERIOD                                                 $ 81,237,011               60,442,100
                                                                           ------------              -----------

Undistributed net realized gain (loss) on investments
     included in net assets at end of period                               $         --                 (221,653)
                                                                           ------------              -----------

Distributions in excess of net realized gains on investments
     included in net assets at end of period                               $     (1,329)                      --
                                                                           ------------              -----------

Undistributed net investment income included
     in net assets at end of period                                        $     21,108                    1,218
                                                                           ------------              -----------

Shares sold                                                                   2,172,400                2,762,464
Shares issued to shareholders from reinvestment of
     dividends and distributions                                                299,746                   46,200
Shares redeemed                                                              (1,977,044)                (752,522)
                                                                           ------------              -----------
         Net increase in number of shares                                       495,102                2,056,142
                                                                           ------------              -----------


See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               Total Return Fund

                      Statements of Changes in Net Assets



                                                                      Year Ended               Year Ended
                                                                    December 31, 1995       December 31, 1994
                                                                    -----------------       -----------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                             $ 19,348,385             14,106,978
     Net realized gain on investments                                    42,991,075             12,868,879
     Net change in unrealized appreciation or depreciation              108,350,477            (22,354,876)
          on investments                                               ------------            -----------
        Net increase in net assets resulting                            170,689,937              4,620,981
             from operations                                           ------------            -----------

Dividends to shareholders from:
     Net investment income                                              (19,011,213)           (14,258,556)
     Net realized gain on investments                                   (42,991,075)           (12,868,879)
     In excess of net realized gain on investments                         (227,335)                    --
                                                                       ------------            -----------
        Net decrease in net assets from
             distributions to shareholders                              (62,229,623)           (27,127,435)
                                                                       ------------            -----------
Capital share transactions:
     Net proceeds from sale of shares                                   145,723,309            118,067,999
     Net asset value of shares issued to shareholders from
          reinvestment of dividends and distributions                    79,264,509             10,092,549
     Cost of shares redeemed                                            (53,304,608)           (27,076,015)
                                                                       ------------            -----------
        Net increase in net assets derived
             from capital share transactions                            171,683,210            101,084,533
                                                                       ------------            -----------

NET INCREASE IN NET ASSETS                                              280,143,524             78,578,079

NET ASSETS - BEGINNING OF PERIOD                                        534,820,948            456,242,869
                                                                       ------------            -----------

NET ASSETS - END OF PERIOD                                             $814,964,472            534,820,948
                                                                       ------------            -----------

Undistributed (distribution in  excess of) net realized gain
     on investments included in net assets at end of period            $   (227,335)                    --
                                                                       ------------            -----------

Undistributed net investment income included
     in net assets at end of period                                    $    361,753                 24,581
                                                                       ------------            -----------

Shares sold                                                              13,111,420             11,644,751
Shares issued to shareholders from reinvestment of
     dividends and distributions                                          7,198,362              1,006,173
Shares redeemed                                                          (4,821,628)            (2,679,189)
                                                                       ------------            -----------
        Net increase in number of shares                                 15,488,154              9,971,735
                                                                       ------------            -----------


See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                              Government Bond Fund

                      Statements of Changes in Net Assets

                                                                  Year Ended              Year Ended
                                                               December 31, 1995      December 31, 1994
                                                               -----------------      -----------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                       $  26,950,345            25,873,023
     Net realized gain on investments                                  813,537            (9,586,449)
     Net change in unrealized appreciation or depreciation
          on investments                                            43,487,386           (30,390,066)
                                                                 -------------           -----------
         Net increase (decrease) in net assets
               resulting from operations                            71,251,268           (14,103,492)
                                                                 -------------           -----------

Dividends to shareholders from net investment income               (26,924,228)          (25,947,244)
                                                                 -------------           -----------

Capital share transactions:
     Net proceeds from sale of shares                               90,606,931            65,517,795
     Net asset value of shares issued to shareholders from
          reinvestment of dividends and distributions               33,834,038            19,037,434
     Cost of shares redeemed                                      (106,004,873)          (86,835,833)
                                                                 -------------           -----------
         Net increase (decrease) in net assets derived
               from capital share transactions                      18,436,096            (2,280,604)
                                                                 -------------           -----------

NET INCREASE (DECREASE) IN NET ASSETS                               62,763,136           (42,331,340)

NET ASSETS - BEGINNING OF PERIOD                                   391,252,921           433,584,261
                                                                 -------------           -----------

NET ASSETS - END OF PERIOD                                       $ 454,016,057           391,252,921
                                                                 -------------           -----------

Undistributed net realized loss on investments
     included in net assets at end of period                     $  (8,772,912)           (9,586,449)
                                                                 -------------           -----------

Undistributed net investment income included
     in net assets at end of period                              $      44,658                18,541
                                                                 -------------           -----------

Shares sold                                                          8,275,783             6,207,952
Shares issued to shareholders from reinvestment of
     dividends and distributions                                     3,126,554             1,808,620
Shares redeemed                                                     (9,801,205)           (8,140,889)
                                                                 -------------           -----------
         Net increase (decrease) in number of shares                 1,601,132              (124,317)
                                                                 -------------           -----------


See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               Money Market Fund

                      Statements of Changes in Net Assets



                                                                Year Ended               Year Ended
                                                             December 31, 1995        December 31, 1994
                                                             -----------------        -----------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                    $    39,361,888            26,149,226
     Net realized gain (loss) on investments                           (5,864)                1,195
                                                              ---------------            ----------
         Net increase in net assets resulting
              from operations                                      39,356,024            26,150,421
                                                              ---------------            ----------
Dividends to shareholders from:
     Net investment income                                        (39,360,095)          (26,148,730)
     Net realized gain on investments                                      --                  (548)
                                                              ---------------            ----------
         Net decrease in net assets from
              distribution to shareholders                        (39,360,095)          (26,149,278)
                                                              ---------------            ----------
Capital share transactions:
     Net proceeds from sale of shares                             971,797,511         1,245,852,351
     Net asset value of shares issued to shareholders from
          reinvestment of dividends and distributions              43,287,489            22,191,860
     Cost of shares redeemed                                   (1,105,699,769)         (791,816,873)
                                                              ---------------            ----------
         Net increase (decrease) in net assets
              derived from capital share transactions             (90,614,769)          476,227,338
                                                              ---------------            ----------

NET INCREASE (DECREASE) IN NET ASSETS                             (90,618,840)          476,228,481

NET ASSETS - BEGINNING OF PERIOD                                  828,026,646           351,798,165
                                                              ---------------            ----------

NET ASSETS - END OF PERIOD                                    $   737,407,806           828,026,646
                                                              ---------------            ----------

Undistributed net realized loss on investments
     included in net assets at end of period                  $        (5,864)                   --
                                                              ---------------            ----------

Undistributed net investment income included
     in net assets at end of period                           $         2,414                   621
                                                              ---------------            ----------

Shares sold                                                       971,797,397         1,245,852,351
Shares issued to shareholders from reinvestment of
     dividends and distributions                                   43,287,489            22,191,860
Shares redeemed                                                (1,105,699,769)         (791,816,873)
                                                              ---------------            ----------
         Net increase (decrease) in number of shares              (90,614,883)          476,227,338
                                                              ---------------            ----------


See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               Small Company Fund

                              Financial Highlights

                 Selected data for each share of capital stock
                       outstanding throughout the period

                                                Period from October 23, 1995
                                                (commencement of operations)
                                                          through
                                                    December, 31, 1995
                                                    ------------------
NET ASSET VALUE -
     BEGINNING OF PERIOD (note 1)                         $10.00

Net investment income                                       0.02

Net realized gain and unrealized appreciation
     on investments and translation
     of assets and liabilities in foreign currencies        1.42
                                                          ------

         Total from investment operations                   1.44
                                                          ------

Dividends from net investment income                       (0.02)
                                                          ------

Net increase in net asset value                             1.42
                                                          ------

NET ASSET VALUE -
     END OF PERIOD                                        $11.42
                                                          ------

Total Return*                                              14.38%

Ratio of expenses to average net assets*                    1.25%

Ratio of expenses to average net assets**                   1.74%

Ratio of net investment income to
     average net assets*                                    1.32%

Ratio of net investment income to
     average net assets**                                    .83%

Portfolio turnover                                          9.03%

Net Assets, end of period (000)                          $17,155


*Ratios for partial years are annualized. Total return is not annualized. **Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                           Capital Appreciation Fund

                              Financial Highlights





                 Selected data for each share of capital stock
                       outstanding throughout each period

                                                                              Period from
                                                                              April 15, 1992
                                                     Years Ended              (commencement
                                                     December 31,           operations) through
                                                1995      1994      1993    December 31, 1992
                                                ----      ----      ----    -------------------
NET ASSET VALUE -
     BEGINNING OF PERIOD                      $10.92     11.20     10.46         10.00

Net investment income                           0.23      0.18      0.26          0.10

Net realized gain (loss) and unrealized
     appreciation (depreciation) on
     investments                                2.96     (0.28)     0.74          0.48
                                              ------     -----     -----         -----

         Total from investment operations       3.19     (0.10)     1.00          0.58
                                              ------     -----     -----         -----

Dividends from net investment income           (0.23)    (0.18)    (0.26)        (0.10)

Distributions from net realized gain
     from investment transactions              (0.40)        -         -         (0.02)
                                              ------     -----     -----         -----

         Total distributions                   (0.63)    (0.18)    (0.26)        (0.12)
                                              ------     -----     -----         -----

Net increase (decrease) in net asset value      2.56     (0.28)     0.74          0.46
                                              ------     -----     -----         -----
NET ASSET VALUE -
     END OF PERIOD                            $13.48     10.92     11.20         10.46
                                              ------     -----     -----         -----

Total Return*                                  29.35%    (0.90)%    9.61%        10.92%

Ratio of expenses to average net assets*         .54%      .56%      .59%          .69%

Ratio of net investment income to
     average net assets*                        1.89%     1.76%     2.82%         1.95%

Portfolio turnover                             20.28%    11.21%    16.87%         5.01%

Net Assets, end of period (000)              $81,237    60,442    38,926        18,800


*Ratios for partial years are annualized.  Total return is not annualized.

See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               Total Return Fund

                              Financial Highlights

                 Selected data for each share of capital stock
                       outstanding throughout each period





                                                            Years Ended December 31,
                                                            ------------------------
                                                  1995      1994     1993     1992     1991
                                                  ----      ----     ----     ----     ----
NET ASSET VALUE -
     BEGINNING OF PERIOD                      $   9.70     10.10     9.46     9.07     6.74

Net investment income                             0.31      0.21     0.23     0.25     0.22

Net realized gain (loss) and unrealized
     appreciation (depreciation) on
     investments                                  2.49     (0.10)    0.79     0.48     2.34
                                              --------     -----   ------    -----    -----
         Total from investment operations         2.80      0.11     1.02     0.73     2.56
                                              --------     -----   ------    -----    -----
Dividends from net investment income             (0.31)    (0.28)   (0.24)   (0.25)   (0.23)

Distributions from net realized gain
     from investment transactions                (0.65)    (0.23)   (0.14)   (0.09)       -
                                              --------     -----   ------    -----    -----
         Total distributions                     (0.96)    (0.51)   (0.38)   (0.34)   (0.23)
                                              --------     -----   ------    -----    -----
Net increase (decrease) in net asset value        1.84     (0.40)    0.64     0.39     2.33
                                              --------     -----   ------    -----    -----
NET ASSET VALUE -
     END OF PERIOD                            $  11.54      9.70    10.10     9.46     9.07
                                              --------     -----   ------    -----    -----
Total Return                                     29.09%     1.07%   10.92%    8.18%   38.49%

Ratio of expenses to average net assets            .51%      .52%     .53%     .53%     .53%

Ratio of net investment income to
     average net assets                           2.84%     2.76%    2.51%    2.69%    2.74%

Portfolio turnover                               16.12%    12.06%    9.79%   12.48%   14.50%

Net Assets, end of period (000)               $814,964   534,821  456,243  334,917  250,701




See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                              Government Bond Fund

                              Financial Highlights

                 Selected data for each share of capital stock
                       outstanding throughout each period

                                                          Years Ended December 31,
                                                          ------------------------
                                                  1995      1994     1993     1992      1991
                                                  ----      ----     ----     ----      ----
NET ASSET VALUE -
     BEGINNING OF PERIOD                      $  10.20     11.26    10.92    11.24     10.40

Net investment income                             0.71      0.69     0.71     0.98      0.86

Net realized gain (loss) and unrealized
     appreciation (depreciation) on
     investments                                  1.16     (1.06)    0.32    (0.14)     0.82
                                              --------     -----    -----    -----     -----
         Total from investment operations         1.87     (0.37)    1.03     0.84      1.68
                                              --------     -----    -----    -----     -----
Dividends from net investment income             (0.71)    (0.69)   (0.66)   (0.93)    (0.84)

Distributions from net realized gain
     from investment transactions                    -         -    (0.03)   (0.23)        -
                                              --------     -----    -----    -----     -----
         Total distributions                     (0.71)    (0.69)   (0.69)   (1.16)    (0.84)
                                              --------     -----    -----    -----     -----
Net increase (decrease) in net asset value        1.16     (1.06)    0.34    (0.32)     0.84
                                              --------     -----    -----    -----     -----
NET ASSET VALUE -
     END OF PERIOD                            $  11.36     10.20    11.26    10.92     11.24
                                              --------     -----    -----    -----     -----
Total Return                                     18.74%    (3.23)%   9.52%    7.87%    16.70%

Ratio of expenses to average net assets            .51%      .51%     .53%     .53%      .55%

Ratio of net investment income to
     average net assets                           6.45%     6.46%    5.91%    8.75%     8.07%

Portfolio turnover                               97.05%   111.40%  175.37%   73.75%    77.70%

Net Assets, end of period (000)               $454,016   391,253  433,584  301,841   198,769




See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               Money Market Fund

                              Financial Highlights

                 Selected data for each share of capital stock
                       outstanding throughout each period



                                                          Years Ended December 31,
                                                          ------------------------
                                                  1995     1994     1993     1992      1991
                                                  ----     ----     ----     ----      ----
NET ASSET VALUE -
     BEGINNING OF PERIOD                      $   1.00     1.00     1.00     1.00      1.00

Net investment income                             0.06     0.04     0.03     0.03      0.06

Dividends from net investment income             (0.06)   (0.04)   (0.03)   (0.03)    (0.06)
                                              --------    -----    -----    -----     -----
Net increase (decrease) in net asset value           -        -        -        -         -
                                              --------    -----    -----    -----     -----
NET ASSET VALUE -
     END OF PERIOD                            $   1.00     1.00     1.00     1.00      1.00
                                              --------    -----    -----    -----     -----

Total Return                                      5.66%    3.88%    2.76%    3.40%     5.84%

Ratio of expenses to average net assets            .52%     .54%     .53%     .53%      .54%

Ratio of net investment income to
     average net assets                           5.51%    4.00%    2.72%    3.36%     5.65%

Net Assets, end of period (000)               $737,408  828,027  351,798  330,011   363,502




See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                        Notes to Financial Statements


                              December 31, 1995



1.  Summary of Significant Accounting Policies
    ------------------------------------------

      Nationwide Separate Account Trust (Trust) is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares only to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life insurance companies. The Trust was organized as a Massachusetts Trust effective June 30, 1981. To date, only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (formerly Financial Horizons Life Insurance Company), which are affiliated companies, have purchased shares.


      The Trust offers shares in five series: Small Company Fund, Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund. The Trust was amended in 1995 to create the Small Company Fund. On October 23, 1995, the Small Company Fund was capitalized through the sale of capital stock to Nationwide Life Insurance Company in the amount of $5,000,000, the Fund became effective and sales of shares commenced.


      Use of Estimates
      ----------------

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies:

      Security Valuation
      ------------------

      a)  Small Company, Capital Appreciation, Total Return and Government Bond
          ---------------------------------------------------------------------

          Securities are valued at the last sales price on the securities exchange on which such securities are primarily traded. Listed securities for which no sale was reported on the valuation date are valued at quoted bid prices. Securities not listed on an exchange or for which there were no transactions are valued at their most recent bid price, or where no prices are available, at fair market value determined by the Board of Trustees. Short-term notes and bank certificates of deposit are valued at amortized cost, which approximates market. Investments denominated in foreign currencies are translated to U.S. dollars at prevailing exchange rates. Forward currency exchange contracts are also valued at the prevailing exchange rates.

          The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian.

                      NATIONWIDE SEPARATE ACCOUNT TRUST

      b)  Money Market
          ------------

           Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.


          Foreign Currency Transactions (Small Company Fund)
          -------------------------------------------------

          Fluctuation in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments.

          Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on security transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in exchange rates.

          The Fund enters into forward currency exchange contracts which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or decreases between the date the contract is opened and the date it is closed. Forward currency contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net receivable for foreign currency contracts purchased.

          At or before the closing of a forward contract, the Small Company Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices.

          The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.


          Federal Income Taxes
          --------------------

          The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. To the extent net realized gains are offset through the application of a capital loss carryover, they will

                                2                                  (Continued)

                      NATIONWIDE SEPARATE ACCOUNT TRUST

Federal Income Taxes (continued)
-------------------------------

not be distributed to shareholders but will be retained by the Trust. Each Fund is treated as a separate taxable entity.

As of December 31, 1995, the Government Bond and Money Market Funds had net capital loss carry forwards in the amounts of $8,772,911 and $5,864, respectively, The Government Bond Fund carry forward will expire within 7 years and the Money Market Fund carry forward will expire within 8 years.

The Small Company Fund intends to elect for Federal income tax purposes to treat approximately $101,807 of net capital losses that arose during the period ended December 31, 1995 as if such losses arose on January 1, 1996. As of December 31, 1995, the Fund had a net capital loss carryforward in the amount of $1,245 which will expire within 8 years.


Organization Expenses
---------------------

Initial organization expenses of the Small Company Fund were paid by the advisor and will be reimbursed by the Fund. Such organization costs have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization costs.


Security Transactions and Investment Income
-------------------------------------------

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date; interest income is recorded on an accrual basis and includes, where applicable, the pro rata or constant yield amortization of premium or discount.


Expenses
--------

Expenses directly attributed to each Fund are charged to that Fund. Expenses applicable to all funds in the Trust are allocated based on average net assets.


Dividends to Shareholders
-------------------------

a)  Small Company, Capital Appreciation, Total Return and Government Bond
    ---------------------------------------------------------------------

    Dividend income is recorded on the ex-dividend date. Dividends from net investment income are paid quarterly.

b)  Money Market
    ------------

    Dividends from net investment income are declared daily and paid monthly.





                                 3                                  (Continued)

                      NATIONWIDE SEPARATE ACCOUNT TRUST

          Dividends to Shareholders (continued)
          ------------------------------------

          c)  All Funds
              ---------

              Net realized gains, if any, are declared and distributed at least annually.

          Dividends and distributions to shareholders are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net invested income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in capital.



2.   Transactions with Affiliates
     ----------------------------

          As investment manager for the Trust, Nationwide Financial Services, Inc. (NFS), an affiliated company, is allowed an annual management fee of .5% based on the average daily net assets of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund; this fee would not be payable in full if the effect of such payment would increase total expense (excluding taxes other than payroll taxes and brokerage commissions on portfolio transactions) to an amount exceeding 1% of average daily net assets for any fiscal
          year.   Such limitations on total expenses did not effect management fees during the periods covered by the financial statements.

          As investment manager for the Small Company Fund, NFS receives an annual management fee of 1.00% of average daily net assets. From such fees pursuant to sub-investment advisory agreements, NFS pays subadvisory fees to The Dreyfus Corporation, Neuberger and Berman, L.P., Pictet International Management Limited, Strong Capital Management, Inc., Van Eck Associates Corporation and Warburg, Pincus Consellors, Inc. based on average daily net assets of the portion of the Small Company Fund under their management. During the period from October 23, 1995 (date of commencement of operations) through December 31, 1995, NFS paid $11,394 in fees to the sub-investment advisors and reimbursed the Fund $10,495 in order to hold total Small Company Fund expenses to 1.25% of average daily net assets.

          A subsidiary of NFS (Nationwide Investors Services, Inc.) acts as Transfer and Dividend Disbursing Agent for the Trust.



3.   Bank Loans
     ----------

          The Trust has an unsecured bank line of credit of $25,000,000. Borrowing under this arrangement bears interest at the Federal Funds rate plus .50%. No compensating balances are required. There were no outstanding balances at December 31, 1995.


                                      4                             (Continued)

                      NATIONWIDE SEPARATE ACCOUNT TRUST

4.   Investment Transactions
     -----------------------

          Purchases and sales of securities (excluding short-term securities and forward currency exchange contracts) and U.S. government obligations for the period ended December 31, 1995 are summarized as follows:


                                        Long-term securities          U.S. government obligations
                                     Purchases         Sales           Purchases         Sales
                                     ---------         -----           ---------         -----
         Small Company Fund         $ 13,665,049    $    758,224     $   2,610,519    $   2,052,256
         Cap. Apprec. Fund            22,271,349      12,483,690            -             4,095,808
         Total Return Fund           195,685,954      93,538,896       332,396,780      334,603,161
         Govt. Bond Fund              21,241,539       7,290,025       368,929,141      429,391,580
         Money Market Fund                -               -              5,358,620       52,365,000


          Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at December 31, 1995, based on cost for Federal income tax purposes, excluding forward currency contracts for the Small Company Fund, are the following components:


                                                                                            Net
                                             Unrealized             Unrealized          unrealized
                                               gains                  losses           appreciation
                                               -----                  ------           ------------
          Small Company Fund              $   1,734,988           $   (238,753)        $   1,496,235
          Capital Appreciation Fund          17,157,675             (2,129,177)           15,028,498
          Total Return Fund                 171,997,809             (5,542,248)          166,455,561
          Government Bond Fund               25,698,045               (316,225)           25,381,820





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